ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Variable Interest Entity

			Percentage
			of
			ownership
	Date of	Place of	by the	Principal
Entity	establishment	establishment	Company	activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com Nihon Co., Ltd. (“500.com JP”)	July 27, 2017	Japan	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd******	December 3, 2014	Malta	93%	Online Gaming
Multi Brand Gaming Ltd******	October 3, 2014	Malta	93%	Online Gaming
Multilotto UK Ltd******	September1, 2016	Malta	93%	Online Gaming
Lotto Warehouse Ltd******	September1, 2016	Malta	93%	Online Gaming
Wasp Media Ltd******	August 12, 2016	Malta	93%	Online Gaming
Round Spot Services Ltd******	May 6, 2015	Cyprus	93%	Online Gaming
Multi Pay N.V.******	August 25, 2011	Curacao	93%	Online Gaming
Oddson Europe Ltd******	January10, 2018	Malta	93%	Online Gaming

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	—	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	—	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	—	Online Lottery Service

Subsidiaries of the VIEs
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”) *	May 22, 2006	PRC	—	Online Lottery Service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”) **	October 17, 2014	PRC	—	Online Lottery Service
Hainan Jingli Network Technology Co., Ltd. (“Hainan Jingli”) **	May 3, 2018	PRC	—	Software Service
Shenzhen Yicai Network Technology Co., Ltd. (“Shenzhen Yicai”) ***	July 21, 2015	PRC	—	Online Lottery Service
Shenzhen Kaisheng Jinfu Enterprise Management Co., Ltd. (“Shenzhen Kaisheng”) ****	June 24, 2016	PRC	—	Online Spot Commodity Trading Services

*    A subsidiary of E-Sun Network

**    A subsidiary of E-Sun Sky Network

***    A subsidiary of Youlanguang Technology

****    A subsidiary of Guangtiandi Technology

******    A subsidiary of the Multi Group

VIE [Member]
Carrying Amounts of Assets and Liabilities, Results of Operations and Cash Flows of VIEs

	As of	As of	As of
	December	December	December
	31, 2019	31, 2020	31, 2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	194,914	194,510	29,810
Restricted cash	1,539	1,242	190
Time Deposit	100	—	—
Amounts due from intergroup companies	992	936	143
Amounts due from a related party	10,401	368	56
Prepayments and other current assets, net	14,608	12,781	1,960

Total current assets	222,554	209,837	32,159

Non-current assets:
Property and equipment, net	44,354	15,181	2,327
Intangible assets, net	1,636	1,229	188
Deposits	5,117	424	65
Long-term investments	34,417	35,192	5,393
Right-of-use assets	33,633	9,327	1,429
Other non-current assets	1,887	1,665	255

Total non-current assets	121,044	63,018	9,657

TOTAL ASSETS	343,598	272,855	41,816

LIABILITIES
Current liabilities:
Amounts due to intergroup companies	367,368	374,379	57,376
Accrued payroll and welfare payable	4,830	12,288	1,883
Accrued expenses and other current liabilities	36,087	36,870	5,651
Operating lease liabilities - current	13,698	3,710	569
Income tax payable	1,525	—	—

Total current liabilities	423,508	427,247	65,479

Non-current liabilities:
Long-term payables	2,965	526	81
Operating lease liabilities - non-current	31,675	5,807	890
Total non-current liabilities	34,640	6,333	971

TOTAL LIABILITIES	458,148	433,580	66,450

1.ORGANIZATION (continued)

Information on Variable Interest Entities (“VIEs”) (continued)

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Net revenues for continuing operations	20,578	4,093	6,886	1,055
Net revenues for discontinued operations	7,398	—	—	—
Net loss for continuing operations	(103,383)	(135,816)	(60,464)	(9,267)
Net income for discontinued operations	2,183	—	—	—

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	(93,142)	(80,729)	(38,888)	(5,960)
Net cash provided by (used in) investing activities	11,164	(254)	18,440	2,826
Net cash provided by financing activities	104,453	152,701	19,747	3,026